Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 45,538	$ 40,529
Restricted cash	0	0
Accounts receivable, net	29,122	31,959
Prepaid expenses and other current assets	8,969	6,963
Inventories	14,553	6,501
Total current assets	98,182	85,952
Vessels, port terminals and other fixed assets, net	356,038	350,088
Intangible assets other than goodwill	59,425	63,863
Goodwill	104,096	104,096
Deferred drydock and special survey costs, net	10,811	6,869
Deferred financing costs,net	5,851	6,941
Other long-term assets	1,941	3,425
Total non-current assets	538,162	535,282
Total assets	636,344	621,234
Current liabilities
Accounts payable	34,747	23,211
Due to related parties, net	3,664
Due to affiliate companies	1,853	2,000
Accrued expenses	17,011	15,717
Deferred income	3,004	4,492
Current portion of capital lease obligations	1,353	31,221
Current portion of long-term debt	69	69
Total current liabilities	61,701	76,710
Senior notes	200,000	200,000
Due to related parties, net	8,859
Long term debt, net of current portion	529	599
Capital lease obligations, net of current portion	23,759	0
Deferred tax liability	18,522	19,628
Other long-term liabilities	1,573	3,072
Total non-current liabilities	253,242	223,299
Total liabilities	314,943	300,009
Commitments and Contingencies	0	0
STOCKHOLDERS' EQUITY
Common stock - $1.00 par value: 50,000,000 authorized shares; 20,000 shares issued and outstanding in 2011 and 2010	20	20
Additional paid-in capital	303,518	303,518
Retained earnings	17,302	17,146
Total Navios Logistics stockholders' equity	320,840	320,684
Noncontrolling interest	561	541
Total stockholders' equity	321,401	321,225
Total liabilities and stockholders' equity	$ 636,344	$ 621,234